UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended June 30, 2007

Item 1.              Schedule of Investments

RESERVE SHORT-TERM INVESTMENT TRUST

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2007 (Unaudited)

Principal
Amount			Value
	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT - 30.8%

	DOMESTIC - 1.8%
$25,000,000	Wilmington Trust Company, 5.35%, 12/31/07		$24,999,250
			24,999,250

	YANKEES - 29.0%
50,000,000	Bank of Tokyo-Mitsubishi, 5.31%, 7/16/07		50,000,000
25,000,000	Barclays Bank PLC, 5.32%, 9/26/07		24,999,175
25,000,000	Barclays Bank PLC, 5.30%, 10/29/07		24,992,525
50,000,000	Credit Suisse, 5.31%, 9/13/07		49,996,450
50,000,000	Depfa Bank PLC, 5.32%, 9/14/07		49,996,950
25,000,000	Deutsche Bank, 5.30%, 10/26/07		24,992,700
25,000,000	Deutsche Bank, 5.42%, 6/11/08		25,002,950
50,000,000	Fortis Bank, 5.31%, 9/13/07		49,996,450
50,000,000	Mizuho Corporate Bank, 5.33%, 9/27/07		49,999,500
25,000,000	National Bank of Canada, 5.31%, 1/16/08		24,985,875
25,000,000	Norinchukin Bank, 5.32%, 11/2/07		24,993,425
			399,956,000
	Total Negotiable Bank Certificates of Deposit (Cost $425,000,000)		424,955,250

	ASSET BACKED SECURITIES - 1.4%
19,649,067	SLM Student Loan Trust, 5.33%, 7/25/13		19,648,881
	Total Asset Backed Securities (Cost $19,649,067)		19,648,881

	EURO TIME DEPOSITS – 7.5%
54,000,000	Suntrust Bank, 5.25%, 7/2/07		54,000,000
50,000,000	Wells Fargo Bank N.A., 5.28%, 7/2/07		50,000,000
	Total Euro Time Deposits (Cost $104,000,000)		104,000,000

	FLOATING RATE NOTES - 34.8%
35,000,000	American Express Centurion Bank, 5.32%, 2/20/09*		34,975,220
30,000,000	Aust & NZ Banking Group, 5.33%, 7/3/08*		30,000,000
50,000,000	Bank of Nova Scotia, 5.33%, 1/30/09*		50,002,200
25,000,000	Banco Bilbao Vizcaya Argentaria, 5.37%, 3/12/09*(a)		25,003,475
50,000,000	Credit Industriel et Commercial NY, 5.29%, 3/28/08*		49,991,021
50,000,000	HBOS Treasury Services PLC, 5.29%, 7/7/08*		50,000,000
30,000,000	KBC Bank NV NY, 5.37%, 11/21/07*		29,997,756
30,000,000	Merrill Lynch and Co., 5.40%, 10/23/08*		30,034,770
25,000,000	Morgan Stanley Corp., 5.56%, 1/11/08*		25,019,450
50,000,000	Natexis Banques Populaires, 5.40%, 11/19/07*		49,996,315
25,000,000	Natexis Banques Populaires, 5.59%, 7/25/08*		25,004,800
30,000,000	Northern Rock PLC, 5.33%, 10/22/07*(a)		30,002,580
50,000,000	Skandinaviska Enskilda Banken, 5.29%, 1/5/09*		49,970,520
	Total Floating Rate Notes (Cost $479,931,810)		479,998,107

	REPURCHASE AGREEMENTS – 28.5%
100,000,000	Barclays Capital, Inc., 5.38%, dated 6/29/07, due 7/2/07, repurchase proceeds at maturity $100,044,833 (collateralized by FMDN 0.00% due 6/13/08, valued at $102,000,351)		100,000,000

50,000,000	Bear Stearns & Co., Inc, 5.49%, dated 6/29/07, due 7/2/07, repurchase proceeds at maturity $50,022,854 (collateralized by TRR 0.00% - 0.99% due from 3/25/34 to 12/31/50, valued at $51,012,803)		50,000,000

244,000,000	Deutsche Bank Securities Inc, AG, 5.39% dated 6/29/07, due 7/2/07, repurchase proceeds at maturity $244,109,597 (collateralized by FNMS 5.50% due 7/1/37, valued at $251,320,000)		244,000,000

	Total Repurchase Agreements (Cost $394,000,000)		394,000,000

	Total Investments (Cost $1,422,580,877)	103.0%	1,422,602,238
	Liabilities less Other Assets	(3.0)	(42,536,779)

	Net Assets	100.0%	$1,380,065,459

GLOSSARY

FMDN - Freddie Mac Discount Note
FNMS - Federal Mortgage-Backed Pass-Through Securities
TRR - Trust Receipts

* Variable Rate Instrument. This is the rate in effect at the time of this report.
(a) Issued under 144A .

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Short-Term Investment Trust

By (Signature and Title)	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)	/s/ Patrick Farrell
Patrick Farrell
Chief Financial Officer

Date: August 23, 2007